Long-Term Debt - Credit Facilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Line Of Credit Facility [Line Items]
Number of credit facilities with both a reducing revolving credit component and a term bank loan component, with balloon payments due at maturity between October 2018 and April 2019	1
Unused amount	$ 0
Credit facility with outstanding balance $31,594 as at December 31, 2017
Line Of Credit Facility [Line Items]
Fixed interest rate portion	$ 8,617
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Number of open reducing credit facilities	2
Reducing revolving credit facilities periodic payment	semi-annual
Line Of Credit Facility Interest Rate Description	LIBOR
Revolving Credit Facility | Minimum
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.00%
Revolving Credit Facility | Maximum
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.19%
Revolving Credit Facility with term bank loan component
Line Of Credit Facility [Line Items]
Debt Instrument Maturity Date, Start	Oct. 31, 2018
Debt Instrument Maturity Date, End	Apr. 30, 2019